Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS FUNDAMENTAL INVESTORS
Central Index Key	dei_EntityCentralIndexKey	0000039473
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFIBX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFICX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFIFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FINFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNAX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNBX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNCX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNEX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFNFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNAX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNBX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNCX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNEX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNFX
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RFNGX

FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS
Fundamental InvestorsSM
Investment objective
The fund's investment objective is to achieve long-term growth of capital and income.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 57 of the fund's statement of additional information.
Shareholder fees ( fees paid directly from your investment)
Shareholder Fees FUNDAMENTAL INVESTORS (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A		Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%		none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	5.00%	1.00%	none	none	1.00%	[1]	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none		none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10		10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses ( expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FUNDAMENTAL INVESTORS	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.23%	1.00%	1.00%	0.25%	none	0.21%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.15%	0.15%	0.19%	0.17%	0.17%	0.25%	0.26%	0.26%	0.23%	0.25%	0.18%	0.41%	0.21%	0.16%	0.11%	0.06%
Total annual fund operating expenses	0.63%	1.40%	1.44%	0.67%	0.42%	0.71%	1.51%	1.51%	0.98%	0.50%	1.43%	1.41%	0.96%	0.66%	0.36%	0.31%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example FUNDAMENTAL INVESTORS (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	636	765	906	1,316
Class B	643	843	966	1,469
Class C	247	456	787	1,724
Class F-1	68	214	373	835
Class F-2	43	135	235	530
Class 529-A	663	828	1,006	1,512
Class 529-B	673	916	1,081	1,687
Class 529-C	273	516	881	1,901
Class 529-E	120	351	600	1,305
Class 529-F-1	71	200	339	735
Class R-1	146	452	782	1,713
Class R-2	144	446	771	1,691
Class R-3	98	306	531	1,178
Class R-4	67	211	368	822
Class R-5	37	116	202	456
Class R-6	32	100	174	393

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption FUNDAMENTAL INVESTORS (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	143	443	766	1,469
Class C	147	456	787	1,724
Class 529-B	173	516	881	1,687
Class 529-C	173	516	881	1,901

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.
Principal investment strategies
The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the
United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective. The MSCI World Index reflects certain market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund's investment results can be obtained by visiting americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this period time. Highest 17.14% (quarter ended June 30,2009) Lowest -23.34% (quarter ended December 31, 2008)
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns FUNDAMENTAL INVESTORS	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	(7.54%)	(0.75%)	4.77%	11.86%	Aug 1, 1978
Class A After Taxes on Distributions	Share class A - After taxes on distributions	(7.77%)	(1.18%)	4.30%
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	(4.58%)	(0.64%)	4.08%
Class B	Share class B before taxes	(7.46%)	(0.69%)	4.75%	3.50%	Mar 15, 2000
Class C	Share class C before taxes	(3.64%)	(0.37%)	4.53%	3.90%	Mar 15, 2001
Class F-1	Share class F-1 before taxes	(1.92%)	0.43%	5.37%	4.67%	Mar 15, 2001
Class F-2	Share class F-2 before taxes	(1.67%)			0.74%	Aug 1, 2008
Class 529-A	Share class 529-A before taxes	(7.61%)	(0.80%)		5.05%	Feb 15, 2002
Class 529-B	Share class 529-B before taxes	(7.57%)	(0.79%)		5.15%	Feb 19, 2002
Class 529-C	Share class 529-C before taxes	(3.69%)	(0.43%)		4.82%	Feb 15, 2002
Class 529-E	Share class 529-E before taxes	(2.23%)	0.08%		4.79%	Mar 7, 2002
Class 529-F-1	Share class 529-F-1 before taxes	(1.75%)	0.58%		8.73%	Sep 23, 2002
Class R-1	Share class R-1 before taxes	(2.65%)	(0.37%)		5.29%	Jun 19, 2002
Class R-2	Share class R-2 before taxes	(2.64%)	(0.38%)		4.70%	May 21, 2002
Class R-3	Share class R-3 before taxes	(2.22%)	0.10%		5.49%	Jun 4, 2002
Class R-4	Share class R-4 before taxes	(1.92%)	0.40%		8.23%	Jul 25, 2002
Class R-5	Share class R-5 before taxes	(1.62%)	0.70%		5.73%	May 15, 2002
Class R-6	Share class R-6 before taxes	(1.57%)			15.21%	May 1, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	2.09%	(0.25%)	2.92%	11.04%	Aug 1, 1978
Lipper Growth & Income Funds Index	Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or taxes)	(1.82%)	(1.17%)	3.12%	10.31%	Aug 1, 1978
MSCI�� World Index	MSCI�� World Index (reflects no deductions for sales charges, account fees, expenses or taxes	(5.02%)	(1.82%)	4.15%	9.95%	Aug 1, 1978

Class A annualized 30-day yield at December 31, 2011: 1.69% (For current yield information, please call American FundsLine® at 800/325-3590.)

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2012
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fundamental InvestorsSM
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to achieve long-term growth of capital and income.
Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 27 of the prospectus and on page 57 of the fund's statement of
		additional information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees ( fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses ( expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio
		turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
		fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer
		represent relatively attractive investment opportunities.
Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock	This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the
United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.  This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits
		into your overall investment program.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective. The MSCI World Index reflects certain market sectors in which the fund may invest. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on
		the fund's investment results can be obtained by visiting americanfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Lipper Growth & Income Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective. The MSCI World Index reflects certain market sectors in which the fund may invest.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market
		results.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period time. Highest 17.14% (quarter ended June 30,2009) Lowest -23.34% (quarter ended December 31, 2008)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares;
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
		plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock	Class A annualized 30-day yield at December 31, 2011: 1.69% (For current yield information, please call American FundsLine® at 800/325-3590.)
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1978
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Lipper Growth & Income Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Growth & Income Funds Index (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1978
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | MSCI�� World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI�� World Index (reflects no deductions for sales charges, account fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1978
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.23%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Annual Return 2002	rr_AnnualReturn2002	(17.34%)
Annual Return 2003	rr_AnnualReturn2003	31.96%
Annual Return 2004	rr_AnnualReturn2004	13.91%
Annual Return 2005	rr_AnnualReturn2005	11.68%
Annual Return 2006	rr_AnnualReturn2006	19.24%
Annual Return 2007	rr_AnnualReturn2007	13.55%
Annual Return 2008	rr_AnnualReturn2008	(39.70%)
Annual Return 2009	rr_AnnualReturn2009	33.36%
Annual Return 2010	rr_AnnualReturn2010	14.05%
Annual Return 2011	rr_AnnualReturn2011	(1.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.75%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1978
Thirty Day Yield, Caption	rr_ThirtyDayYieldCaption	Class A annualized 30-day yield at December 31, 2011:
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	800/325-3590
Thirty Day Yield	rr_ThirtyDayYield	1.69%
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	966
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,469
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	443
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	766
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,469
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2000
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	247
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,724
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	147
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	456
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	787
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.42%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	43
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	530
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2008
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	828
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,512
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,687
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	516
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,687
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	516
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,901
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	516
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,901
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.69%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,305
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	200
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	735
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-2 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-4 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
FUNDAMENTAL INVESTORS (Prospectus Summary) | FUNDAMENTAL INVESTORS | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends Redemption or exchange fees	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	32
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	393
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6 before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.